Intangible Assets(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets Abstract [Abstract]
Disclosure Of Intangible Assets And Goodwill Explanatory

Details of intangible assets as of December 31, 2016 and 2017, are as follows:

	2016
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying Amount
	(In millions of Korean won)
Goodwill	￦	331,707	￦	—	￦	(69,315)	￦	262,392
Other intangible assets		1,312,732		(877,881)		(44,927)		389,924

Total	￦	1,644,439	￦	(877,881)	￦	(114,242)	￦	652,316

	2017
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying Amount
	(In millions of Korean won)
Goodwill	￦	344,799	￦	—	￦	(70,517)	￦	(832)	￦	273,450
Other intangible assets		4,012,563		(1,299,879)		(43,074)		—		2,669,610

Total	￦	4,357,362	￦	(1,299,879)	￦	(113,591)	￦	(832)	￦	2,943,060

Disclosure Of Goodwill Explanatory

Details of goodwill as of December 31, 2016 and 2017, are as follows:

	2016				2017
	Acquisition cost		Carrying amount		Acquisition cost		Carrying amount
	(In millions of Korean won)
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
KB Cambodia Bank		1,202		1,202		1,202		—
KB Securities Co., Ltd.[1]		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,404		115,343		57,404
KB Securities Vietnam joint stock company[2]		—		—		13,092		12,260

Total	￦	331,707	￦	262,392	￦	344,799	￦	273,450

[1]	The amount occurred from formerly known as KB Investment & Securities Co., Ltd.
[2]	MARITIME SECURITIES INCORPORATION changed the name to KB Securities Vietnam joint stock company.

Schedule Of Changes In Accumulated Impairment Losses Of Goodwill Table Text Block [Text Block]

The changes in accumulated impairment losses of goodwill for the years ended December 31, 2016 and 2017, are as follows:

2016
Beginning		Impairment		Others		Ending
(In millions of Korean won)
￦	(69,315)	￦	—	￦	—	￦ (69,315)

2017
Beginning		Impairment	Others		Ending
(In millions of Korean won)
￦	(69,315)	￦ (1,202)	￦	—	￦ (70,517)

Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit Explanatory

The details of allocating goodwill to cash-generating units and related information for impairment testing as of December 31, 2017, are as follows:

	Housing & Commercial Bank				KB Cambodia Bank		KB Securities Co., Ltd.[1]		KB Capital Co., Ltd.		KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		Total
	Retail Banking		Corporate Banking
	(In millions of Korean won)
Carrying amounts	￦	49,315	￦	15,973	￦	—	￦	58,889	￦	79,609	￦	57,404	￦	261,190
Recoverable amount exceeded carrying amount		8,957,260		3,448,191		—		145,177		623,381		51,402		13,225,411
Discount rate (%)		20.47		20.81		27.57		25.71		13.00		14.91
Permanent growth rate (%)		1.00		1.00		1.00		1.00		1.00		1.00

[1]	The amount occurred from formerly known as KB Investment & Securities Co., Ltd.
[2]	Goodwill occurred from a business combination during 2017 has not been tested for impairment.

Disclosure Of Detailed Information About Intangible Assets Explanatory

Details of intangible assets, excluding goodwill, as of December 31, 2016 and 2017, are as follows:

	2016
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	4,617	￦	(1,612)	￦	—	￦	3,005
Software		887,098		(749,997)		—		137,101
Other intangible assets		378,608		(111,814)		(44,927)		221,867
Finance leases assets		42,409		(14,458)		—		27,951

Total	￦	1,312,732	￦	(877,881)	￦	(44,927)	￦	389,924

	2017
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	9,497	￦	(2,399)	￦	—	￦	7,098
Software		1,062,699		(885,133)		—		177,566
Other intangible assets		501,874		(211,321)		(43,074)		247,479
Value of Business Acquired (VOBA)		2,395,291		(179,193)		—		2,216,098
Finance leases assets		43,202		(21,833)		—		21,369

Total	￦	4,012,563	￦	(1,299,879)	￦	(43,074)	￦	2,669,610

Intangible Assets Disclosure Text Block [Text Block]

The changes in intangible assets, excluding goodwill, for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Acquisition		Disposal		Transfer		Amortization[1]		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	320	￦	3,073	￦	—	￦	—	￦	(388)	￦	—	￦	—	￦	3,005
Software		75,009		91,631		—		—		(41,540)		11,998		3		137,101
Other intangible assets[2]		94,816		16,900		(7,234)		1,926		(14,701)		132,461		(2,301)		221,867
Finance leases assets		34,291		708		—		—		(7,048)		—		—		27,951

Total	￦	204,436	￦	112,312	￦	(7,234)	￦	1,926	￦	(63,677)	￦	144,459	￦	(2,298)	￦	389,924

	2017
	Beginning		Acquisition		Disposal		Transfer		Amortization[1]		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	3,005	￦	4,772	￦	(8)	￦	—	￦	(683)	￦	—	￦	12	￦	7,098
Software		137,101		86,768		(48)		1,404		(66,655)		20,396		(1,400)		177,566
Other intangible assets[2]		221,867		20,354		(7,054)		14,401		(18,437)		18,362		(2,014)		247,479
Value of Business Acquired (VOBA)[3]		—		—		—		—		(179,193)		2,395,291		—		2,216,098
Finance leases assets		27,951		792		—		—		(7,374)		—		—		21,369

Total	￦	389,924	￦	112,686	￦	(7,110)	￦	15,805	￦	(272,342)	￦	2,434,049	￦	(3,402)	￦	2,669,610

[1]	Including ￦607 million and ￦179,809 million recorded in insurance expenses and other operating expenses and others in the statements of comprehensive income for the years ended December 31, 2016 and 2017.
[2]	Impairment loss for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment loss was recognized when its recoverable amount is higher than its carrying amount.
[3]	See Note 44 for details on business combination.

Schedule Of Changes In Accumulated Impairment Losses On Intangible Asset Excluding Goodwill Table Text Block [Text Block]

The changes in accumulated impairment losses on intangible assets for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning	Impairment	Reversal		Disposal and others	Ending
	(In millions of Korean won)
Accumulated impairment losses on intangible assets	￦ (26,211)	￦ (2,704)	￦	482	￦ (16,494)	￦ (44,927)

	2017
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses on intangible assets	￦ (44,927)	￦ (601)	￦	954	￦	1,500	￦ (43,074)

Schedule Of Changes In Emissions Rights Table Text Block [Text Block]

The changes in emissions rights for year ended December 31, 2016 and 2017, are as follows:

	Applicable under 2015			Applicable under 2016			Applicable under 2017			Total
	Quantity	Carrying amount		Quantity	Carrying amount		Quantity	Carrying amount		Quantity	Carrying amount
	(KAU)	(In millions of Korean won)		(KAU)	(In millions of Korean won)		(KAU)	(In millions of Korean won)		(KAU)	(In millions of Korean won)
Beginning	116,799	￦	—	112,137	￦	—	109,140	￦	—	338,076	￦	—
Borrowing	8,518		—	(8,518)		—	—		—	—		—
Surrendered to government	(121,261)		—	—		—	—		—	(121,261)		—
Cancel	(4,056)		—	(4,336)		—	(4,220)		—	(12,612)		—

Ending	—	￦	—	99,283	￦	—	104,920	￦	—	204,203	￦	—

	Applicable under 2016			Applicable under 2017			Total
	Quantity	Carrying amount		Quantity	Carrying amount		Quantity	Carrying amount
	(KAU)	(In millions of Korean won)		(KAU)	(In millions of Korean won)		(KAU)	(In millions of Korean won)
Beginning	99,283	￦	—	104,920	￦	—	204,203	￦	—
Additional Allocation	578		—	17,046		—	17,624		—
Borrowing	18,306		—	(18,306)		—	—		—
Surrendered to government	(117,484)		—	—		—	(117,484)		—
Cancel	(683)		—	(398)		—	(1,081)		—

Ending	—	￦	—	103,262	￦	—	103,262	￦	—